LEASE - Net investment in direct financing leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
NET INVESTMENT IN DIRECT FINANCING LEASES
Minimum lease payments to be received		¥ 8,384
Unearned income		(889)
Net investment in direct financing leases		7,495
Current		2,699
Non-current		4,796
Total	¥ 0	¥ 7,495